NOTE 7 - COMMITMENTS & CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 7 – COMMITMENTS & CONTINGENCIES

Commitments

Operating lease

The Company leases office facilities under non-cancelable operating leases. The Company’s obligations under non-cancelable lease commitments are as follows:

Year ending December 31, 2013	$34,046
Total	$34,046

Capital lease

Minimum lease payments on capital lease obligations are as follows:

Within one year	$77,940
$77,940

Software development

As discussed in Note 1, the Company has agreed to pay AST a total of $213,000 for modification of the AST products to comply with the requirements of the Canadian Electronic Health Record market, of which $NIL (Fiscal 2012 - $24,000) was paid in 2013. The remaining balance of $56,496 is due in 2013.

Contingencies

(a)
On July 29, 2011, Watt International Inc. (“Watt”) commenced a third party claim against Kallo concerning monies that Kallo allegedly owed to Watt for branding and internet services provided by Watt to Kallo. Watt is seeking damages in the amount of $161,673.67 plus unspecified “special” damage. Management is of the opinion that Watt has charged Kallo for services that Watt did not perform, and that Watt has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. Management is therefore unable to estimate the possible loss or range of loss in excess of the amounts accrued, if any.

(b)
On December 20, 2012, Mansfield Communications Inc. (Mansfield) filed a Statement of Claim against Kallo concerning monies allegedly owed by Kallo to Mansfield for media consultancy and communication services provided by Mansfield to Kallo. Mansfield is seeking damages in the amount of Canadian $191,246.11 plus unspecified “special” damage. As a result of the claim, on January 11, 2013, Kallo has cancelled 500,000 common shares previously issued to Mansfield as partial payment for services during 2012. On January 30, 2013, Kallo filed a Statement of Defense. Management is of the opinion that Mansfield has charged Kallo for services that Mansfield did not perform, and that Mansfield has duplicated charges for work that it performed and intends to defend itself vigorously in the suit. Management has recognized an accrual for the amount of the claim. An estimate could not be made of the unspecified “special” damage and hence no accrual was made thereof. At this time, Management cannot assess the final outcome of this claim.

(c)
Included in accrued officers’ salaries is an amount of $5,000 payable to a past officer for settlement of claims which the Company has agreed to a final payment of $5,000 by April 30, 2013. This settlement agreement was a result of an action by the past officer against the Company to recover past compensation due. The Company and the past officer had agreed to settle all the claims in exchange of the Company paying a total of $130,000 (of which $125,000 has been paid by March 31, 2013) and issuing 500,000 restricted shares of its common stock to the past officer. In the event the Company fails to make payment of any of the above installments on time and within 10 business days of the past officer giving written notice to the Company of such failure to make payment, the past officer may declare all unpaid installments as immediately due and payable by written notice to the Company.

(d)
The Company has calculated the estimated amount of withholding taxes on stock-based compensation based on valuation obtained from a third party. Should the amount payable be different from the estimated amount, the difference will be recorded in the period of payment. At this point, the Company cannot make an estimate of the potential loss that may arise from any liability for withholding taxes.